Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Subsequent to the year ended December 31, 2025, the Group cancelled all the 538,437 shares issued to Samsung and held in Escrow in February 2026.

Except for the subsequent event mentioned above, the Group evaluated all events and transactions from December 31, 2025 up to the report date, there are no material subsequent events that require disclosures in the consolidated financial statements.

Regarding the earnout payments based on the Company’s performance in 2025, the Company and Sasken are still determining the amount due to the Company. As of the filing of this Annual Report, we are still in the process of finalizing the amount with Sasken.

On February 5, 2026 we filed a Form 1120-F tax return with the U.S. Internal Revenue Service (“IRS”) indicating that for our sale of HHE in the year 2024, the amount of $1,794 was withheld from sales proceeds and paid to the IRS to cover taxes payable by the Company for the transaction.  In our filing, we also indicated that the actual tax payable by the Company was $317 and therefore the Company is due a refund of $1,477.  On and around April 25, 2026, the Company received a notice dated March 23, 2026 from the IRS stating that the Company owes the IRS $317 in tax plus penalties and interest totaling $442.  It is the opinion of the Company that the IRS completely ignored the indisputable fact that $1,794 was already paid in May 2024, for which the Company possesses hard evidence of the payment.  The Company will continue to correspond with the IRS via its tax advisors.